PROVISIONS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	R$ 1,889	R$ 1,892	R$ 1,888
Additions	583	257	291
Reversals	(241)	(147)	(105)
Settled	(202)	(113)
Other provisions ending balance	2,029	1,889	1,892
Settled / Reversal			(185)
Provisions arising from business combination			3
Labour Provision [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	404	427	497
Additions	124	81	106
Reversals	(26)	(46)	(60)
Settled	(87)	(58)
Other provisions ending balance	415	404	427
Settled / Reversal			(116)
Provisions arising from business combination			(0)
Customer Relations [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	33	23	19
Additions	44	36	22
Settled	(35)	(26)
Other provisions ending balance	42	33	23
Settled / Reversal			(18)
Provisions arising from business combination			(0)
Other Civil Actions [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	38	32	18
Additions	14	19	21
Reversals	(3)	(1)
Settled	(13)	(12)
Other provisions ending balance	36	38	32
Settled / Reversal			(7)
Provisions arising from business combination			(0)
Civil Cases [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	71	55	37
Additions	58	55	43
Reversals	(3)	(1)
Settled	(48)	(38)
Other provisions ending balance	78	71	55
Settled / Reversal			(25)
Provisions arising from business combination			(0)
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	1,295	1,294	1,260
Additions	332	91	113
Reversals	(150)	(89)	(38)
Settled	(3)	(1)
Other provisions ending balance	1,474	1,295	1,294
Settled / Reversal			(41)
Provisions arising from business combination			(0)
Regulatory [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	48	52	36
Additions	12	7	16
Reversals	(5)	(8)
Settled	(7)	(3)
Other provisions ending balance	48	48	52
Settled / Reversal			(0)
Provisions arising from business combination			(0)
Other [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	71	64	58
Additions	57	23	13
Reversals	(57)	(3)	(7)
Settled	(57)	(13)
Other provisions ending balance	R$ 14	R$ 71	64
Settled / Reversal			(3)
Provisions arising from business combination			R$ 3